Other Receivables (Details) - Schedule of Other receivables ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Schedule of Other receivables [Abstract]
Advances to staff	¥ 972	$ 151	¥ 511
Prepayments to service providers	6,190	959	3,043
Rental deposits	6,729	1,042	2,242
Other	778	119	580
Other receivables	¥ 14,669	$ 2,271	¥ 6,376